Real Estate Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Impairment charges	$ 2,515	$ 345,448	$ 3,591
WRECO Transaction [Member]
Real Estate Properties [Line Items]
Impairment charges		$ 340,300